Analysis Of Revenue By Segment (Tables)	6 Months Ended
Jun. 30, 2018
Reportable Segments [Abstract]
Summary of Analysis of Revenue By Segment
	2018					2017

	Reported	Adj Items[1]	Adjusted	Exchange	Adjusted at CC2	Revised*	Adj Items[1]	Adjusted

Revenue	£m	£m	£m	£m	£m	£m	£m	£m
US	4,525	-	4,525	418	4,943	-	-	-
APME	2,384	-	2,384	236	2,620	2,489	-	2,489
AMSSA	1,951	-	1,951	255	2,206	2,149	-	2,149
ENA	2,776	(103)	2,673	111	2,784	2,780	(69)	2,711
Total Region	11,636	(103)	11,533	1,020	12,553	7,418	(69)	7,349

Analysis of Profit From Operations And Diluted Earnings Per Share By Segment
	2018					2017

	Reported	Adj Items[1]	Adjusted	Exchange	Adjusted at CC2	Revised*	Adj Items[1]	Adjusted

Profit from Operations	£m	£m	£m	£m	£m	£m	£m	£m
US	1,875	214	2,089	206	2,295	-	-	-
APME	920	30	950	83	1,033	1,016	45	1,061
AMSSA	796	33	829	91	920	806	54	860
ENA	847	103	950	18	968	752	168	920
Total Region	4,438	380	4,818	398	5,216	2,574	267	2,841
Net finance costs	(701)	35	(666)	(61)	(727)	(325)	49	(276)
Associates and joint ventures	232	(37)	195	18	213	778	(22)	756
Profit before tax	3,969	378	4,347	355	4,702	3,027	294	3,321
Taxation	(1,193)	75	(1,118)	(90)	(1,208)	(680)	(48)	(728)
Non-controlling interests	(86)	-	(86)	(8)	(94)	(86)	(2)	(88)
Profit attributable to shareholders	2,690	453	3,143	257	3,400	2,261	244	2,505
Diluted number of shares (m)	2,291		2,291		2,291	1,863		1,863
Diluted earnings per share (pence)	117.4		137.2		148.4	121.4		134.4

Notes to the analysis of revenue and profit from operations above:

1.	Adjusting items represent certain items which the Group considers distinctive based upon their size, nature or incidence.
2.	CC: constant currency – measures are calculated based on a retranslation, at the prior year’s exchange rates, of the current year’s results of the Group and, where applicable, its segments.
*

2017 results have been revised for the impact of IFRS 15 (Revenue from Contracts with Customers), effective 1 January 2018 with retrospective application, and for the change to the regions, effective 1 January 2018, as previously announced.